Deferred consideration payable on acquisition (Details)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2020 GBP (£)	Sep. 30, 2022 GBP (£)	Sep. 30, 2021 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 EUR (€)
Schedule of Deferred Consideration Payable on Acquisition [Line Items]
Deferred consideration payable on acquisition payments made		£ 192,461	£ 853,000	£ 859,107		£ 999,081			£ 460,847
Deferred consideration payable on acquisition interest				25,798		59,088
Deferred consideration payable on acquisition				179,122		1,058,023			1,826,648
Deferred consideration payable on acquisition current		£ 0		179,122		877,492
Deferred consideration payable on acquisition noncurrent				0		180,531
Alvarium Investment Managers (UK) LLP [Member]
Schedule of Deferred Consideration Payable on Acquisition [Line Items]
Deferred consideration payable on acquisition payments made	£ 530,263
Deferred consideration payable discount rate	9.75%
Deferred consideration payable on acquisition interest				0		7,425			45,744
Deferred consideration payable on acquisition additions				0		100,646			111,242
Deferred consideration payable on acquisition									422,192
Iskander SAS [Member]
Schedule of Deferred Consideration Payable on Acquisition [Line Items]
Deferred consideration payable on acquisition payments made				£ 859,107	€ 1,000,000	0	€ 0
Deferred consideration payable discount rate				5.50%						5.50%	5.50%
Deferred consideration payable on acquisition interest				£ 25,798		46,179			40,935
Deferred consideration payable on acquisition				179,122		1,058,023			993,017	€ 215,803
Deferred consideration payable on acquisition reversals				0		37,646	€ 50,000
Deferred consideration payable post discounted amount				158,010		931,650				€ 183,781		€ 1,083,692
Deferred consideration payable on acquisition foreign exchange gain				45,592					18,414
Deferred consideration payable on acquisition foreign exchange loss						56,472
Deferred consideration payable on acquisition current				179,122		877,492
Deferred consideration payable on acquisition noncurrent				£ 0		180,531
Albacore SA [Member]
Schedule of Deferred Consideration Payable on Acquisition [Line Items]
Deferred consideration payable on acquisition payments made | SFr								SFr 570,880
Deferred consideration payable discount rate				5.50%						5.50%	5.50%
Deferred consideration payable on acquisition interest				£ 0		5,484			16,430
Deferred consideration payable on acquisition									411,439		SFr 536,125
Deferred consideration payable post discounted amount				391,839							SFr 508,175
Deferred consideration payable on acquisition foreign exchange loss				£ 0		£ 32,169			£ 3,170
Percentage of voting equity interests acquired									30.00%